LONG-TERM DEBT (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Debt Instrument [Line Items]
Current portion of long-term debt	¥ 158,736	$ 23,114	¥ 102,206
Long-term debt	264,560	$ 38,523	817,648
Long-term debt, Total	¥ 423,296		¥ 919,854